Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	NAUTILUS BIOTECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3826
Entity Tax Identification Number	98-1541723
Entity Address, Address Line One	425 Pontius Ave N, Ste 202
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109
City Area Code	206
Local Phone Number	333-2001
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001808805
Amendment Flag	false